SHARE CAPITAL (Details Textual)	1 Months Ended		12 Months Ended
	May 26, 2022	May 31, 2021 USD ($)	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Decrease through shares repurchased and cancelled				$ 665,000		$ 42,000
Sale of stock, maximum aggregate gross proceeds		$ 100,000,000
Increase in number of shares outstanding at-the-market distributions (in shares) | shares			11,869,145	11,869,145	4,225,000	4,225,000
Shares issued, price per share (in dollars per share) | $ / shares				$ 9.8		$ 16.24
Gross proceeds from issuing shares				$ 116,300,000		$ 68,600,000
Proceeds from issuing shares from ATM program, net				113,395,000		66,674,000
Transaction costs				2,900,000		1,900,000
Percent of shares reserved for issuance under share based compensation plan	6.00%
Maximum term of options granted for share-based payment arrangement (Year)	10 years
Fair value share options granted				14,700,000		9,900,000
Weighted average fair value at measurement date, share options granted				4.73		7.04
Expense from share-based payment transactions with employees				$ 13,958,000		$ 12,290,000
Weighted average share price, share options exercised			$ 14.7		$ 18.94
Maximum number of shares repurchaseable | shares				10,000,000
Repurchased common shares | shares			100,000	100,000	0	0
Average price of repurchased shares | $ / shares			$ 8.52
Proceeds from share repurchase program				$ 700,000
Vesting on first anniversary [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement	25.00%
Vesting on each six months thereafter [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement	25.00%
Stock options [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				9,000,000		$ 8,800,000
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				2,900,000		1,900,000
Performance share units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees				1,500,000		1,200,000
Performance share units [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement	0.00%
Performance share units [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Vesting percentage for share-based payment arrangement	200.00%
Deferred share units [Member]
Disclosure of classes of share capital [line items]
Transaction costs				100,000
Expense from share-based payment transactions with employees				300,000		400,000
Issued capital [Member]
Disclosure of classes of share capital [line items]
Decrease through shares repurchased and cancelled				$ 665,000		$ 42,000
Decrease in number of shares outstanding, shares repurchased and cancelled (in shares) | shares			100,000	100,000	6,913	6,913
Number of shares cancelled | shares					6,913	6,913